Trade and other payables - Additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) d	Dec. 31, 2023 USD ($)
Financial liabilities that are part of supplier finance arrangements
Disclosure of financial liabilities [Abstract]
Financial liabilities | $	$ 714	$ 821
Financial liabilities that are part of supplier finance arrangements | Bottom of range
Disclosure of financial liabilities [Abstract]
Payment days | d	60
Financial liabilities that are part of supplier finance arrangements | Top of range
Disclosure of financial liabilities [Abstract]
Payment days | d	105
Financial liabilities that are part of supplier finance arrangements for which suppliers have received payment
Disclosure of financial liabilities [Abstract]
Financial liabilities | $	$ 603	$ 754